COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 12, 2019	Dec. 31, 2018	Sep. 23, 2018	Dec. 31, 2017	Jun. 30, 2017
Outstanding fines or sanctions settled		$ 4,000			$ 4,000
Reimbursement rights		$ 10,855		$ 11,034
Ordinary shares [member]
Par value per share		$ 0.0619
Number of shares authorized		105,588,208
Number of shares outstanding		1,993,346
Beadell [Member]
Percentage of combined ownership	75.00%
Percentage Of Expected to ownership interests rate			38.00%
Great panther [Member]
Percentage of combined ownership	50.00%
Percentage Of Expected to ownership interests rate			62.00%
Fines and sanctions which may be levied by OSINERGMIN [Member]
Reimbursement rights		$ 1,351
Fines and sanctions to be levied by OEFA [Member]
Reimbursement rights		177
Certain civil lawsuits filed by individuals and former suppliers [Member]
Reimbursement rights		384
Claims, fines and sanctions [Member]
Reimbursement rights		384		$ 623
Nyrstar N. V. [Member] | Top of range [member]
Outstanding fines or sanctions settled		$ 4,000			$ 4,000